Offerings - Offering: 1	Aug. 08, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.25
Amount Registered | shares	1,994,153
Proposed Maximum Offering Price per Unit	22.55
Maximum Aggregate Offering Price	$ 44,968,150.15
Fee Rate	0.01531%
Amount of Registration Fee	$ 6,884.62
Offering Note	Pursuant to Rule 416 under the Securities Act of 1933, as amended, (the “Securities Act”), the Registration Statement on Form S-8 (this “Registration Statement”) also covers additional shares of Capital Southwest Corporation’s (the “Registrant”) common stock (“Shares”) as may be offered or issued as a result of adjustment by reason of share dividend, share split, recapitalization or other similar transaction effected without receipt of consideration that increases the number of outstanding Shares.(2)Estimated in accordance with Rule 457(c) and (h) solely for purposes of calculating the registration fee. The maximum offering price per Share and the maximum aggregate offering price are based on the average of the $22.74 (high) and $22.36 (low) sale price of the Shares as reported on the Nasdaq Global Select Market on August 4, 2025, which is within five business days prior to filing this Registration Statement.